CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 106,708	$ 16,401	¥ 134,924
Accounts receivable (net of allowance for doubtful accounts of RMB63,921 and RMB81,301 (US$12,496) as of December 31, 2016 and 2017, respectively)	161,043	24,752	190,587
Prepaid expenses and other current assets	212,984	32,734	70,502
Amounts due from subsidiaries held for sale	2,025	311	53,169
Assets held for sale	581,731	89,410	1,285,961
Total current assets	1,064,491	163,608	1,735,143
Non-current assets:
Property and equipment, net	53,326	8,196	0
Intangible assets, net	165	25	0
Land use right, net	32,902	5,057	0
Cloud infrastructure construction in progress	416,352	63,992	0
Long term investments	30,148	4,634	34,159
Long term deposits and other non-current assets	8,651	1,330	36,525
Total non-current assets	541,544	83,234	70,684
TOTAL ASSETS	1,606,035	246,842	1,805,827
Current liabilities:
Accounts payable (including accounts payable of the VIEs without recourse to the Company of RMB298,231 and RMB353,133 (US$54,276) as of December 31, 2016 and 2017, respectively)	367,924	56,549	301,569
Accrued employee benefits (including accrued employee benefits of the VIEs without recourse to the Company of RMB36,159 and RMB 32,783 (US$5,039) as of December 31, 2016 and 2017, respectively)	44,465	6,834	46,233
Accrued expenses and other current liabilities (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB9,386 and RMB29,728 (US$4,569) as of December 31, 2016 and 2017, respectively)	39,282	6,038	35,549
Other payables (including accrued expenses and other payables of the VIEs without recourse to the Company of RMB16,693 and RMB15,547 (US$2,389 as of December 31, 2016 and 2017, respectively)	1,254,375	192,794	30,674
Income tax payable (including income taxes payable of the VIEs without recourse to the Company of RMB6,121 and RMB6,268 (US$963) as of December 31, 2016 and 2017, respectively)	34,087	5,239	13,924
Liabilities for uncertain tax positions (including liabilities for uncertain tax positions of the VIEs without recourse to the Company of RMB4,689 and RMB 4,187 (US$644) as of December 31, 2016 and 2017, respectively)	44,250	6,801	10,020
Amounts due to related parties (including amounts due to related parties of the VIEs without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively.)	18	3	18
Short-term borrowings (including short-term borrowings of the VIEs without recourse to the Company of RMB29,311 and RMB9,960 (US$1,531) as of December 31, 2016 and 2017, respectively)	9,960	1,531	29,311
Current portion of long term borrowings (including current portion of long term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	32,642	5,017	3,840
Current portion of capital lease obligations (including current portion of capital lease obligations of the VIEs without recourse to the Company of RMB72,614 and RMB42,735 (US$6,568) as of December 31, 2016 and 2017, respectively)	42,735	6,568	72,851
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB13,000 and RMB13,000 (US$1,998) as of December 31, 2016 and 2017, respectively)	13,000	1,998	13,000
Amounts due to subsidiaries held for sale (including amount due to a subsidiary held for sale of the VIEs without recourse to the Company of RMB12,606 and RMB737 (US$113) as of December 31, 2016 and 2017, respectively)	737	113	18,063
Liabilities held for sale (including liabilities held for sale of the VIEs without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	3,888	597	1,318,136
Total current liabilities	1,887,363	290,082	1,893,188
Non-current liabilities:
Long-term borrowings (including long-term borrowings of the VIEs without recourse to the Company of nil and nil as of December 31, 2016 and 2017, respectively)	211,578	32,519	0
Non-current portion of capital lease obligations (including non-current portion of capital lease obligations of the VIEs without recourse to the Company of RMB43,951 and RMB1,421 (US$218) as of December 31, 2016 and 2017, respectively)	1,421	218	43,951
Deferred government grant (including deferred government grant of the VIEs without recourse to the Company of RMB11,208 and RMB6,581 (US$1,011) as of December 31, 2016 and 2017, respectively)	6,580	1,012	11,208
Total non-current liabilities	219,579	33,749	55,159
Total liabilities	2,106,942	323,831	1,948,347
Commitments and contingencies
Shareholders’ deficit:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 409,339,219 and 426,267,345 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	338	52	334
Additional paid-in capital	1,573,341	241,818	1,562,408
Treasury stock	0	0	(24,531)
Statutory reserves	1,326	204	1,326
Accumulated deficit	(2,076,151)	(319,099)	(1,682,459)
Accumulated other comprehensive income	2,559	393	717
Total ChinaCache International Holdings Ltd. shareholders’ deficit	(498,587)	(76,632)	(142,205)
Noncontrolling interest	(2,320)	(357)	(315)
Total shareholder’s deficit	(500,907)	(76,989)	(142,520)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	¥ 1,606,035	$ 246,842	¥ 1,805,827